Inventories - Schedule of Inventory (Details) (10-K) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished product	$ 2,767,106	$ 2,628,241	$ 809,680	$ 1,007,291
Raw materials	1,661,208	1,635,130	1,471,666	764,810
Work in process	594,666	509,226	123,661	20,213
Inventory, net	$ 5,022,980	$ 4,772,597	$ 2,405,007	$ 1,792,314